Summary of Significant Accounting Policies (Summary of Computation of Basic and Diluted Net Loss Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2012	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (6,164)	$ (7,727)	$ (7,225)	$ (8,205)	$ (7,331)	$ (9,323)	$ (8,966)	$ (6,894)	$ (19,982)	$ (23,157)	$ (29,321)	$ (32,511)	$ (29,410)
Basic and diluted net loss per share	$ (1.04)	$ (1.35)	$ (2.32)	$ (2.64)	$ (2.32)	$ (3.04)	$ (2.88)	$ (2.24)	$ (3.31)	$ (5.76)	$ (6.48)	$ (10.48)	$ (17.44)
Basic and diluted weighted average outstanding common shares used for net loss									6,032,347	4,020,656	4,525,745	3,099,503	1,686,042